Annual Total Returns [BarChart] - Great-West SecureFoundation Lifetime 2045 Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	(3.96%)
2012	15.59%
2013	23.82%
2014	4.72%
2015	(1.93%)
2016	10.41%
2017	19.65%
2018	(8.74%)
2019	22.76%
2020	13.35%